Government Grants	12 Months Ended
Dec. 31, 2025
Government Grants
Government Grants

10. Government Grants

On September 2, 2020, the Ministry of Innovation, Science and Economic Development Canada (“ISED”) agreed to provide the Company with a conditionally repayable contribution of up to $20,000,000 CAD (“Contribution Agreement”) through the Strategic Innovation Fund (“SIF”) to fund eligible expenditures incurred from April 1, 2019 through December 31, 2021 related to the development of the Company’s patented IMSR reactor (“the “SIF Project”).

The contribution is repayable annually at 3.00% of Gross Business Revenues (“GBR”), as defined in the Contribution Agreement, for a period of 25 years beginning at the start of the Company’s second fiscal year following completion of the SIF Project, or until total repayments reach up to 1.75 times the actual amount received from ISED, whichever occurs first. Repayments are calculated based on GBR earned during the Canadian government fiscal year (April 1 to March 31) and are due no later than April 30 following the end of the applicable government fiscal year. If no GBR is earned in a given government fiscal year, no repayment is required for that period. The repayment period expires on the later of April 30, 2048, or the date of the final repayment.

The Company recognized the benefit of the contribution as government grant income in other income on a systematic basis as the related eligible expenditures were incurred (see Note 2, Significant Accounting Policies). Future repayments are contingent on the generation of GBR, and management is not able to reasonably estimate the timing or amount of such repayments as of December 31, 2025. Accordingly, no liability has been recognized for contingent future repayments beyond amounts accrued for repayments triggered by revenues earned to date.

As of December 31, 2025, the Company has received total contributions of $14,925,373. The Company has recorded $0 and $10,274 as a repayment accrual as of December 31, 2025 and 2024, respectively, which is included in accounts payable and accrued expenses on the consolidated balance sheets.